Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Detailed Information about Other Income [Line Items]
Total	$ 154	$ 83